Share Based Compensation - Schedule of Assumptions Used to Determine the Fair Value of Stock Options Under Binomial Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares ¥ / shares	Dec. 31, 2020 $ / shares ¥ / shares	Dec. 31, 2019 $ / shares ¥ / shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected volatility, Minimum	48.47%	47.28%	45.98%
Expected volatility, Maximum	48.70%	48.09%	46.55%
Risk-free interest rate (per annum), Minimum	1.35%	0.66%	1.67%
Risk-free interest rate (per annum), Maximum	1.62%	0.92%	2.41%
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples | $ / shares	$ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary shares	$ 40.61	$ 36.02	$ 24.37
Fair value of share option	$ 39.98	$ 35.37	$ 23.68
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise multiples | $ / shares	$ 2.8	$ 2.8	$ 2.8
Fair value of underlying ordinary shares	$ 109.73	$ 47.16	$ 39.06
Fair value of share option	$ 109.10	$ 46.53	$ 38.40